Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Santander UK plc
Entity Central Index Key	0001087711
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	31,051,768,866
Document Annual Report	true
Document Transition Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	GB
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
2.375% Notes due March 16, 2020, issued by Abbey National Treasury Services plc [member]
Document Information [Line Items]
Trading Symbol	SAN/20A
Title of 12(b) Security	2.375% Notes due March 16, 2020, issued by Abbey National Treasury Services plc
Security Exchange Name	NYSE
2.125% Notes due November 3, 2020, issued by Santander UK plc [member]
Document Information [Line Items]
Trading Symbol	SAN/20C
Title of 12(b) Security	2.125% Notes due November 3, 2020, issued by Santander UK plc
Security Exchange Name	NYSE
Floating Rate Notes due November 3, 2020, issued by Santander UK plc [member]
Document Information [Line Items]
Trading Symbol	SAN/20D
Title of 12(b) Security	Floating Rate Notes due November 3, 2020, issued by Santander UK plc
Security Exchange Name	NYSE
2.500% Notes due January 5, 2021, issued by Santander UK plc [member]
Document Information [Line Items]
Trading Symbol	SAN/21B
Title of 12(b) Security	2.500% Notes due January 5, 2021, issued by Santander UK plc
Security Exchange Name	NYSE
3.400% Notes due June 1, 2021, issued by Santander UK plc [member]
Document Information [Line Items]
Trading Symbol	SAN/21C
Title of 12(b) Security	3.400% Notes due June 1, 2021, issued by Santander UK plc
Security Exchange Name	NYSE
Floating Rate Notes due June 1, 2021, issued by Santander UK plc [member]
Document Information [Line Items]
Trading Symbol	SAN/21D
Title of 12(b) Security	Floating Rate Notes due June 1, 2021, issued by Santander UK plc
Security Exchange Name	NYSE
3.750% Notes due 2021 due November 15, 2021, issued by Santander UK plc [member]
Document Information [Line Items]
Trading Symbol	SAN/21F
Title of 12(b) Security	3.750% Notes due 2021 due November 15, 2021, issued by Santander UK plc
Security Exchange Name	NYSE
Floating Rate Notes due November 15, 2021, issued by Santander UK plc [member]
Document Information [Line Items]
Trading Symbol	SAN/21G
Title of 12(b) Security	Floating Rate Notes due November 15, 2021, issued by Santander UK plc
Security Exchange Name	NYSE
4.000% Notes due March 13, 2024, issued by Abbey National Treasury Services plc [member]
Document Information [Line Items]
Trading Symbol	SAN/24
Title of 12(b) Security	4.000% Notes due March 13, 2024, issued by Abbey National Treasury Services plc
Security Exchange Name	NYSE
2.875% Notes due June 18, 2024, issued by Santander UK plc [member]
Document Information [Line Items]
Trading Symbol	SAN/24D
Title of 12(b) Security	2.875% Notes due June 18, 2024, issued by Santander UK plc
Security Exchange Name	NYSE
2.100% Notes due January 13, 2023, issued by Santander UK plc [member]
Document Information [Line Items]
Trading Symbol	SAN/23B
Title of 12(b) Security	2.100% Notes due January 13, 2023, issued by Santander UK plc
Security Exchange Name	NYSE